Income from operations	12 Months Ended
Dec. 31, 2022
Income from operations [Abstract]
Income from operations [Text Block]

6Income from operations

Accounting policies
Revenue recognition

The company recognizes revenue when it transfers control over a good or service to a customer, in an amount that reflects the consideration (i.e., transaction price) to which the company expects to be entitled to in exchange for the good or service. The consideration expected by the company may include fixed and/or variable amounts which can be impacted by sales returns, trade discounts and volume rebates. The company adjusts the consideration for the time value of money if the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds six months.

Transfer of control varies depending on the individual terms of the contract of sale. For consumer-type products in the segment Personal Health businesses, control is transferred when the product is shipped and delivered to the customer and title and risk have passed to the customer (depending on the delivery conditions) and acceptance of the product has been obtained.

Revenues from transactions relating to distinct goods or services are accounted for separately based on their relative stand-alone selling prices. The stand-alone selling price is the price that would be charged for the goods or service in a separate transaction under similar conditions to similar customers. The transaction price is determined (considering variable considerations) and allocated to performance obligations based on their relative stand-alone selling prices. These transactions mainly occur in the segments Diagnosis & Treatment businesses and Connected Care businesses and include arrangements that require subsequent installation and training activities to make distinct goods operable for the customer. As such, the related installation and training activities are part of equipment sales rather than separate performance obligations. Revenue is recognized when the performance obligation is satisfied, i.e., when the installation has been completed and the equipment is ready to be used by the customer in the way contractually agreed.

Variable consideration is included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur once associated uncertainties are resolved. Such assessment is performed on each reporting date to check whether it is constrained. For products for which a right of return exists during a defined period, revenue recognition is determined based on the historical pattern of actual returns, or in cases where such information is not available, revenue recognition is postponed until the return period has lapsed. Return policies are typically based on customary return arrangements in local markets. A provision is recognized for assurance-type product warranty at the time of revenue recognition and reflects the estimated costs of replacement and free-of-charge services that will be incurred by the company with respect to the products sold. For certain products, the customer has the option to purchase the warranty separately, which is considered a separate performance obligation on top of the assurance-type product warranty. For such warranties which provide distinct service, revenue recognition occurs on a straight-line basis over the extended warranty contract period.

In the case of loss under a sales agreement, the loss is recognized immediately.

Sale of goods

Revenues are recognized at a point in time when control of the goods passes to the buyer, based on the allocation of the transaction price to the performance obligation.

Revenue from services

Revenues are recognized over time as the company transfers control of the services to the customer which is demonstrated by the customer simultaneously receiving and consuming the benefits provided by the company. The amount of revenues is measured by reference to the progress made towards complete satisfaction of the performance obligation, which in general is evenly over time. Service revenue related to repair and maintenance activities for goods sold is recognized ratably over the service period or as services are rendered.

Income from royalties

Royalty income from brand license arrangements and from intellectual property rights, such as technology licenses or patents, is recognized on an accrual basis in accordance with the substance of the relevant agreement.

Shipping and handling

Expenses incurred for shipping and handling are mainly recorded as cost of sales. When shipping and handling are part of a project and billed to the customer, then the related expenses are recorded as cost of sales. Shipping and handling related to sales to third parties are partly recorded as selling expenses. When shipping and handling billed to customers are considered a distinct and separate performance obligation, the fees are recognized as revenue and costs included in cost of sales.

Other business income (expenses)

Other business income (expenses) includes gains and losses on the sale of property, plant and equipment, gains and losses on the sale of businesses as well as other gains and losses not related to the company’s operating activities.

Government grants

Grants from governments are recognized at their fair value when there is a reasonable assurance that the grant will be received and the company will comply with the conditions. Grants related to costs are deferred in the consolidated balance sheet and recognized in the consolidated statement of income as a reduction of the related costs that they are intended to compensate. Grants related to assets are deducted from the cost of the asset and presented net in the consolidated balance sheets.

Accounting estimates and judgments
Sales-related accruals

The company has sales promotions-related agreements with distributors and retailers designed to promote the sale of products. Among the programs are arrangements under which rebates and discounts can be earned by the distributors and retailers by attaining agreed upon sales levels, or for participating in specific marketing programs. Management estimates the sales-related accruals associated with these arrangements based on a combination of historical patterns and future expectations regarding which promotional targets are expected to be met by distributors and retailers. Accrued customer rebates are presented as other current liabilities, unless there is a right to offset against the respective accounts receivable.

A breakdown by nature of the income (loss) from operations is as follows:

Philips Group

Sales and costs by nature

in millions of EUR

	2020	2021	2022
Sales	17,313	17,156	17,827
Costs of materials used	(4,221)	(4,142)	(4,320)
Employee benefit expenses	(6,289)	(6,246)	(6,952)
Depreciation and amortization1)	(1,462)	(1,323)	(1,602)
Impairment of goodwill	(144)	(15)	(1,357)
Shipping and handling	(554)	(645)	(756)
Advertising and promotion	(696)	(752)	(739)
Lease expenses	(34)	(19)	(39)
Other operational costs	(2,741)	(3,524)	(3,609)
Other business income (expenses)	92	63	18
Income from operations	1,264	553	(1,529)
1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Sales composition and disaggregation

For information related to sales on a segment and geographical basis, refer to Information by segment and main country.

Philips Group

Sales composition

in millions of EUR

	2020	2021	2022
Goods	12,491	11,981	12,139
Services	4,058	4,374	4,878
Royalties	301	383	419
Total sales from contracts with customers	16,851	16,738	17,435
Sales from other sources	462	418	391
Total sales	17,313	17,156	17,827

Total sales from other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 258 million (2021: EUR 293 million 2020: EUR 325 million). Sales represent revenue from external customers.

As of December 31, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations from a sale of goods and services was EUR 16.57 million. The company expects to recognize approximately 50% of the remaining performance obligations within 1 year. Revenue expected to be recognized beyond 1 year is mostly related to longer term customer service and software contracts.

Sales over time represent services and Other also includes royalties over time (2022: EUR 292 million 2021: EUR 220 million 2020: EUR 211 million).

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2022
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,565	3,547	9,112	56	9,168
Connected Care	2,803	1,266	4,068	335	4,403
Personal Health	3,615	11	3,626		3,626
Other	279	348	629	-	629
Philips Group	12,263	5,172	17,435	391	17,827

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2021
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,408	3,177	8,583	52	8,635
Connected Care	3,116	1,090	4,207	366	4,573
Personal Health	3,423	6	3,429		3,429
Other	194	323	518	-	519
Philips Group	12,142	4,596	16,738	418	17,156

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2020
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,133	2,997	8,129	46	8,175
Connected Care	4,183	943	5,126	417	5,543
Personal Health	3,195	4	3,199		3,199
Other	69	327	396	-	396
Philips Group	12,580	4,271	16,851	462	17,313

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

	2022
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,387	1,183	3,572	31	3,603
North America	4,889	2,612	7,502	86	7,588
Other mature geographies	972	399	1,369	274	1,643
Total mature geographies	8,248	4,194	12,443	390	12,833
Growth geographies	4,015	978	4,992	1	4,993
Sales	12,263	5,172	17,435	391	17,827

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

	2021
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,537	1,087	3,624	21	3,645
North America	4,427	2,268	6,695	86	6,781
Other mature geographies	1,000	386	1,386	309	1,694
Total mature geographies	7,964	3,741	11,705	415	12,120
Growth geographies	4,178	856	5,033	3	5,036
Sales	12,142	4,596	16,738	418	17,156

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

	2020
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,747	936	3,682	19	3,702
North America	4,654	2,135	6,789	95	6,884
Other mature geographies	1,035	373	1,408	342	1,750
Total mature geographies	8,435	3,444	11,879	457	12,336
Growth geographies	4,145	828	4,972	5	4,977
Sales	12,580	4,271	16,851	462	17,313

Costs of materials used

Cost of materials used represents the inventory recognized in cost of sales.

Employee benefit expenses

Philips Group

Employee benefit expenses

in millions of EUR

	2020	2021	2022
Salaries and wages excluding share-based compensation	5,085	5,014	5,594
Share-based compensation	119	115	104
Post-employment benefit costs	418	396	439
Other social security and similar charges:
Required by law	556	529	590
Voluntary	111	192	225
Employee benefit expenses	6,289	6,246	6,952

The employee benefit expenses relate to employees who are working on the payroll of Philips, both with permanent and temporary contracts.

For further information on post-employment benefit costs, refer to Post-employment benefits.

For details on the remuneration of the members of the Board of Management and the Supervisory Board, refer to Information on remuneration.

Employees

The average number (full-time equivalents, or FTEs) of employees by category is summarized as follows:

Philips Group

Employees by category

in FTEs

	2020	2021	2022
Production	35,482	38,618	39,742
Research & development	10,812	10,751	11,690
Other	22,474	22,543	23,019
Employees	68,769	71,912	74,451
Third party workers	4,998	4,533	4,086
Philips Group	73,767	76,445	78,538

Employees consist of those persons working on the payroll of Philips and whose costs are reflected in employee benefit expenses. Other consists of employees in commercial, general and administrative functions. Third party workers consist of personnel hired on a per-period basis, via external companies.

Philips Group

Employees by geographical location

in FTEs

	2020	2021	2022
Netherlands	11,146	11,142	11,180
Other countries	62,621	65,303	67,357
Philips Group	73,767	76,445	78,538

Depreciation and amortization

Depreciation of property, plant and equipment and amortization of intangible assets, including impairments, are as follows:

Philips Group

Depreciation and amortization1)

in millions of EUR

	2020	2021	2022
Depreciation of property, plant and equipment	691	630	711
Amortization of software	76	88	117
Amortization of other intangible assets	377	322	363
Amortization of development costs	319	284	411
Depreciation and amortization	1,462	1,323	1,602
1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Depreciation of property, plant and equipment is mainly included in cost of sales. Amortization of software is mainly included in general and administration expenses. Amortization of other intangible assets is included in selling expenses for brand names and customer relationships and is included in cost of sales for technology based and other intangible assets. Amortization of development costs is included in research and development expenses.

Impairment of goodwill

During 2022, EUR 1,331 million of goodwill impairment charges were recorded in the Sleep & Respiratory Care business, due to revisions to the expected future cash flows. In addition, a EUR 27 million goodwill impairment was recognized in the Precision Diagnosis Solutions business. For further information refer to note Goodwill.

Shipping and handling

Shipping and handling costs are included in cost of sales and selling expenses in the Consolidated statements of income.

Advertising and promotion

Advertising and promotion costs are included in selling expenses in the Consolidated statements of income.

Lease expense

Lease expense relates to short-term and low value leases.

Other operational costs

Other operational costs contain items which are dissimilar in nature and individually insignificant in amount to disclose separately. These costs contain among others expenses for outsourcing services, mainly in Information Technology and Human Resources, third party workers, consultants, warranty, patents, costs for travelling and external legal service. Government grants of EUR 103 million were recognized as cost reduction in 2022 (2021: EUR 104 million 2020: EUR 98 million). The grants mainly relate to research and development activities and business development. The increase in other operational costs 2021 versus 2020 is mainly due to the Respironics field action provision. For more details refer to Provisions .

Audit and audit-related fees

The following table shows the fees attributable to the fiscal years 2020, 2021 and 2022 for services rendered by the external auditors.

Philips Group

Audit and audit-related fees

in millions of EUR

	2020			2021			2022
	EY NL1)	EY Network	Total	EY NL1)	EY Network	Total	EY NL1)	EY Network	Total
Audit fees	9.0	5.6	14.6	10.3	5.4	15.7	8.9	5.5	14.4
consolidated financial statements	9.0	2.9	11.9	10.3	2.7	13.0	8.9	3.0	11.9
statutory financial statements		2.7	2.7		2.7	2.7		2.5	2.5

Audit-related fees2)	2.2	0.5	2.7	0.6	0.3	0.9	0.7	0.2	0.9
divestment	1.5	0.2	1.7
sustainability assurance	0.5		0.5	0.5		0.5	0.6		0.6
other	0.2	0.3	0.5	0.1	0.3	0.4	0.1	0.2	0.3
Tax fees
All other fees
Fees	11.2	6.1	17.3	10.9	5.7	16.6	9.6	5.7	15.3
1)Ernst & Young Accountants LLP2)Also known as Assurance fees

Other business income (expenses)

Other business income (expenses) consists of the following:

Philips Group

Other business income (expenses)

in millions of EUR

	2020	2021	2022
Result on disposal of businesses:
income	-	-	4
expenses	-	(75)	-
Result on disposal of fixed assets:
income	2	24	3
expenses	-	(5)	(1)
Result on other remaining businesses:
income	120	161	121
expenses	(30)	(43)	(109)
Other business income (expenses)	92	63	18
Total other business income	122	186	127
Total other business expenses	(29)	(123)	(109)

The result on disposal of businesses mainly relates to divestment of non-strategic businesses. For more information refer to Acquisitions and divestments.

The result on disposal of fixed assets mainly relates to the sale of real estate assets.

The result on other remaining businesses mainly relates to the revaluation of contingent consideration and various legal matters. For information on contingent consideration, refer to Provisions.